Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	SANTANDER UK GROUP HOLDINGS PLC
Entity Central Index Key	0001649373
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	7,060,000,000
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	X0
2.875% Notes due 2020 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2020
Trading Symbol	SAN/20
Security Exchange Name	NYSE
3.125% Notes due 2021 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2021
Trading Symbol	SAN/21
Security Exchange Name	NYSE
2.875% Notes due 2021 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2021
Trading Symbol	SAN/21A
Security Exchange Name	NYSE
3.571% Notes due 2023 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.571% Notes due 2023
Trading Symbol	SAN/23
Security Exchange Name	NYSE
3.373% Fixed Rate/Floating Rate Notes due 2024 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.373% Fixed Rate/Floating Rate Notes due 2024
Trading Symbol	SAN/24A
Security Exchange Name	NYSE
4.796% Fixed Rate/Floating Rate Notes due 2024 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.796% Fixed Rate/Floating Rate Notes due 2024
Trading Symbol	SAN/24B
Security Exchange Name	NYSE
3.823% Fixed Rate/Floating Rate Notes due 2028 [member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.823% Fixed Rate/Floating Rate Notes due 2028
Trading Symbol	SAN/28
Security Exchange Name	NYSE